Shareholder Report, Holdings (Details)	May 31, 2024
Class A
Holdings [Line Items]
Percent of Net Long Exposure	195.10%
Percent of Net Short Exposure	(196.80%)
Class A | Long Short Equity [Member]
Holdings [Line Items]
Percent of Net Long Exposure	43.20%
Percent of Net Short Exposure	(32.40%)
Class A | Relative Value [Member]
Holdings [Line Items]
Percent of Net Long Exposure	51.60%
Percent of Net Short Exposure	(26.10%)
Class A | Event Driven [Member]
Holdings [Line Items]
Percent of Net Long Exposure	2.30%
Percent of Net Short Exposure	(2.00%)
Class A | Global Macro [Member]
Holdings [Line Items]
Percent of Net Long Exposure	95.00%
Percent of Net Short Exposure	(136.30%)
Class A | Strategic Overlay [Member]
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
Percent of Net Short Exposure	0.00%
Class C
Holdings [Line Items]
Percent of Net Long Exposure	195.10%
Percent of Net Short Exposure	(196.80%)
Class C | Long Short Equity [Member]
Holdings [Line Items]
Percent of Net Long Exposure	43.20%
Percent of Net Short Exposure	(32.40%)
Class C | Relative Value [Member]
Holdings [Line Items]
Percent of Net Long Exposure	51.60%
Percent of Net Short Exposure	(26.10%)
Class C | Event Driven [Member]
Holdings [Line Items]
Percent of Net Long Exposure	2.30%
Percent of Net Short Exposure	(2.00%)
Class C | Global Macro [Member]
Holdings [Line Items]
Percent of Net Long Exposure	95.00%
Percent of Net Short Exposure	(136.30%)
Class C | Strategic Overlay [Member]
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
Percent of Net Short Exposure	0.00%
Class R
Holdings [Line Items]
Percent of Net Long Exposure	195.10%
Percent of Net Short Exposure	(196.80%)
Class R | Long Short Equity [Member]
Holdings [Line Items]
Percent of Net Long Exposure	43.20%
Percent of Net Short Exposure	(32.40%)
Class R | Relative Value [Member]
Holdings [Line Items]
Percent of Net Long Exposure	51.60%
Percent of Net Short Exposure	(26.10%)
Class R | Event Driven [Member]
Holdings [Line Items]
Percent of Net Long Exposure	2.30%
Percent of Net Short Exposure	(2.00%)
Class R | Global Macro [Member]
Holdings [Line Items]
Percent of Net Long Exposure	95.00%
Percent of Net Short Exposure	(136.30%)
Class R | Strategic Overlay [Member]
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
Percent of Net Short Exposure	0.00%
Class R6
Holdings [Line Items]
Percent of Net Long Exposure	195.10%
Percent of Net Short Exposure	(196.80%)
Class R6 | Long Short Equity [Member]
Holdings [Line Items]
Percent of Net Long Exposure	43.20%
Percent of Net Short Exposure	(32.40%)
Class R6 | Relative Value [Member]
Holdings [Line Items]
Percent of Net Long Exposure	51.60%
Percent of Net Short Exposure	(26.10%)
Class R6 | Event Driven [Member]
Holdings [Line Items]
Percent of Net Long Exposure	2.30%
Percent of Net Short Exposure	(2.00%)
Class R6 | Global Macro [Member]
Holdings [Line Items]
Percent of Net Long Exposure	95.00%
Percent of Net Short Exposure	(136.30%)
Class R6 | Strategic Overlay [Member]
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
Percent of Net Short Exposure	0.00%
Advisor Class
Holdings [Line Items]
Percent of Net Long Exposure	195.10%
Percent of Net Short Exposure	(196.80%)
Advisor Class | Long Short Equity [Member]
Holdings [Line Items]
Percent of Net Long Exposure	43.20%
Percent of Net Short Exposure	(32.40%)
Advisor Class | Relative Value [Member]
Holdings [Line Items]
Percent of Net Long Exposure	51.60%
Percent of Net Short Exposure	(26.10%)
Advisor Class | Event Driven [Member]
Holdings [Line Items]
Percent of Net Long Exposure	2.30%
Percent of Net Short Exposure	(2.00%)
Advisor Class | Global Macro [Member]
Holdings [Line Items]
Percent of Net Long Exposure	95.00%
Percent of Net Short Exposure	(136.30%)
Advisor Class | Strategic Overlay [Member]
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
Percent of Net Short Exposure	0.00%